Note 13 - Income Taxes (Details) - Unrecognized Tax Benefits (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrecognized Tax Benefits [Abstract]
Balance	$ 679	$ 679	$ 679
Additions for tax positions of prior years	0	0	0
Reductions for tax positions of prior years	0	0	0
Lapse of the applicable statute of limitations	0	0	0
Balance	$ 679	$ 679	$ 679